Redeemable Noncontrolling Interest (Tables)	6 Months Ended
Jun. 30, 2023
Noncontrolling Interest [Abstract]
Summary of Adjustments to the Value of Redeemable Noncontrolling Interest	From the date of the IPO through June 30, 2023, we recorded adjustments to the value of our redeemable noncontrolling interest as presented in the table below:

Redeemable Noncontrolling Interest
Balance at March 13, 2023 (1)	$771,345
Net income attribution post-IPO	39,303
$0.15/unit distribution to Atlas Sand Operating, LLC unitholders	(6,428)
Other distributions to redeemable non-controlling interest unitholders	(1,777)

Balance at June 30, 2023	$802,443

(1)	Based on the Operating Units held by the Legacy Owners who also hold 42,852,499 shares of Class B common stock and a Class A common stock price of $18.00 on the date on which we consummated the IPO.